Organization and description of business - Acquisition of Honesty Group Holdings Limited (Details) - shares	Mar. 12, 2010	Dec. 31, 2024	Dec. 31, 2023	Mar. 11, 2010
Organization and description of business
Ordinary shares, shares issued	4,023,689	112,510,166	101,597,998	5,299,126
Ordinary shares, shares outstanding	4,023,689	112,510,166	101,597,998	5,299,126
Honesty Group
Organization and description of business
Business acquisition, equity interest issued or issuable (in shares)	3,575,000